Change in Presentation Currency	12 Months Ended
Dec. 31, 2022
Disclosure Of Reclassifications Or Changes In Presentation Text Block Abstract
Change in presentation currency
21.	Change in presentation currency

For comparative purposes, the consolidated statements of financial position as of December 31, 2021 and January 1, 2021 includes adjustments to reflect the change in accounting policy resulting from the change in presentation currency to the U.S. Dollar. The amounts previously reported in Canadian Dollars as shown below have been translated into U.S. Dollars at the December 31, 2021 and January 1, 2021 exchange rates (Note 2). The effect of the translation is as follows:

As at January 1, 2021
	Previously reported (CAD$)	Translated (USD$)
Current assets	6,926,844	5,436,341
Non-current assets	16,516,119	12,918,903
Total assets	23,442,963	18,355,244

Current liabilities	900,300	707,056
Non-current liabilities	6,674,405	5,242,229
Total liabilities	7,574,705	5,949,285

As at December 31, 2021
	Previously reported (CAD$)	Translated (USD$)
Current assets	14,651,619	11,556,728
Non-current assets	187,434,040	147,799,796
Total assets	202,085,659	159,356,524

Current liabilities	7,510,606	5,924,125
Non-current liabilities	5,507,178	4,343,886
Total liabilities	13,017,784	10,268,011

For comparative purposes, the consolidated statements of loss and comprehensive loss for the year ended December 31, 2021 includes adjustments to reflect the change in accounting policy resulting from the change in presentation currency to the U.S. Dollar. The amounts previously reported in Canadian Dollars as shown below have been translated into U.S. Dollars at the average 2021 exchange rate (Note 2). The effect of the translation is as follows:

	Previously reported (CAD$)	Translated (USD$)
Expenses
Accretion	502,291	408,181
Amortization and depreciation	374,455	298,666
Consulting	91,161	72,726
General administrative costs	4,429,209	3,533,474
Impairment charges	98,345	78,456
Interest expense	9,365	-
Office and administrative	247,433	197,391
Professional fees	728,793	581,408
Promotion and shareholder communication	208,201	166,096
Reclamation costs	889,154	709,399
Travel	33,355	26,609
Transfer agent and filing fees	167,612	133,717
Staff costs	1,983,446	1,582,326
Stock option expense	1,787,046	1,425,645
Loss from operating expenses	(11,549,866)	(9,214,094)
Interest income	26,307	20,987
Foreign exchange gain	34,174	27,263
Loss on divestment of mineral properties	(112,708)	(89,914)
Gain on change in asset retirement obligation estimate	2,155,949	1,719,943
Loss on contract termination	(3,447,125)	(2,750,000)
Unrealized gain on uranium investment	1,947,939	1,554,000
Gain on sale of uranium investment	656,928	524,075
Loss on investment in associate	(445,914)	(355,735)
Net loss for the year	(10,734,316)	(8,563,475)
Exchange differences on translation foreign operations	206,082	(1,325,855)
Other comprehensive loss for the year	(10,528,234)	(9,889,330)

Loss per share - basic and diluted	(0.05)	(0.13)